Assets Pledged as Collateral or for Security - Summary of Assets Pledged as Collateral or for Security (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Assets Pledged As Collateral or For Security [Abstract]
Inventories related to real estate business	$ 4,822,043	$ 162,687	$ 16,813,023
Investment properties	8,119,436	273,935
Land use rights (recorded as long-term prepayment for lease)	6,813,751	229,884
Other financial assets (including current and non-current)	66,726	2,251	220,228
Total	$ 18,853,902	$ 636,097	$ 17,033,251